12 Months Ended
Dec. 29, 2014

GOLDMAN SACHS TRUST

Goldman Sachs Technology Tollkeeper FundSM

Class A Shares, Class C Shares, Institutional Shares, Service Shares and Class IR Shares of the Goldman Sachs Technology Tollkeeper Fund

(the “Fund”)

Supplement dated June 22, 2015 to the

Prospectus and Summary Prospectus, each dated December 29, 2014

(the “Prospectuses”)

At a meeting held on June 10-11, 2015, the Board of Trustees of the Goldman Sachs Trust approved a change in the Fund’s name. This change will take effect at the close of business on July 31, 2015. The Fund’s name change will not impact the Fund’s investment strategies and policies.

The Fund’s name will change to the “Goldman Sachs Technology Opportunities Fund.”

Accordingly, at the close of business on July 31, 2015, the Fund’s Prospectuses are revised as follows:

All references in the Prospectuses to the “Goldman Sachs Technology Tollkeeper Fund” are replaced with “Goldman Sachs Technology Opportunities Fund.”

The following replaces in its entirety the “Goldman Sachs Technology Tollkeeper—Summary—Principal Strategy” in the Prospectus and “Principal Strategy” in the Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in equity investments in technology companies, as described below. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in approximately 30-40 companies that are considered by the Investment Adviser to benefit from the proliferation of technology. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets measured at the time of purchase (“Total Assets”) in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Fund may also invest in privately held companies and companies that only recently began to trade publicly.

The Fund’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Investment Adviser will also consider valuation of companies when determining whether to buy and/or sell securities. The Investment Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.

The Fund intends to invest a substantial portion of its assets in technology companies. In general, the Investment Adviser defines a technology company as a high-quality technology, services, media or telecommunications company that adopts or uses technology to improve its cost structure, revenue opportunities or competitive advantage. The Investment Adviser seeks to identify technology companies that exhibit many of the following characteristics:

■	Strong brand name
■	Dominant market share
■	Recurring revenue streams
■	Free cash flow generation
■	Long product life cycle
■	Enduring competitive advantage
■	Excellent management

The Investment Adviser seeks to identify technology companies that are promising growth businesses. These companies may grow revenue by increasing sales volumes, prices, customers and market share. The Internet is an example of a technology that the Investment Adviser believes will drive growth for many technology businesses. The Internet has had, and is expected to continue to have, a significant impact on the global economy, as it changes the way many companies operate. Benefits of the Internet for businesses may include global scalability, acquisition of new clients, new revenue sources and increased efficiencies. Technology companies adopting innovative Internet technologies to improve their business models include providers of infrastructure, software, hardware and services.

The Fund will invest at least 25% of its Total Assets in companies in one or more of the media, telecommunications, technology and/or Internet industries. Because of its focus on technology, telecommunications, Internet, services and media companies, the Fund’s investment performance will be closely tied to many factors which affect these companies. These factors include intense competition, consumer preferences, problems with product compatibility and government regulation. The Fund’s investments may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions. The Fund may also invest in a relatively few number of issuers. As a result, the Fund’s net asset value (“NAV”) is more likely to have greater fluctuations than that of a fund which is more diversified or invests in other industries.

The Fund’s benchmark index is the S&P North American Technology Sector Index.